Events after the balance sheet date	6 Months Ended
Jun. 30, 2019
Events After Reporting Period [Abstract]
Events after the balance sheet date

14	Events after the balance sheet date
In its assessment of events after the balance sheet date, HSBC considered, among other risks, the events related to the process of the UK’s withdrawal from the European Union that occurred between 30 June 2019 and the date when the financial statements were authorised for issue, and concluded that no adjustments to the financial statements were required.
A second interim dividend in respect of the financial year ending 31 December 2019 was declared by the Directors on 5 August 2019, as described in Note 3.
On 5 August 2019, the Board approved a share buy-back of up to $1.0bn.